Statutory reserves and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2020
Statutory Reserves And Restricted Net Assets [Abstract]
Schedule of PRC subsidiaries
	As of December 31 2020	As of December 31, 2019
PRC entities
Additional paid-in capital	$23,919,850	$23,707,488
Statutory reserves	11,049,847	11,049,847
Total restricted net assets	$34,969,697	$34,757,335